EARNINGS PER SHARE OF COMMON STOCK - Schedule of Reconciliation of Basic and Diluted EPS Attributable to FE (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended							12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Line Items]
Net Income (Loss) Attributable to Parent		$ 118	$ 62	$ 47	$ 107	$ 55	$ (9)
EARNINGS ATTRIBUTABLE TO FIRSTENERGY CORP.		$ 118	$ 62	47	$ 107	$ 55	$ (9)
First Energy [Member]
Earnings Per Share [Line Items]
Net Income (Loss) Attributable to Parent	$ 405			360				$ 1,020	$ 978	$ 1,102
Earnings Attributable to FE - continuing operations	405			360				1,020	978	1,123
Earnings from discontinued operations								0	0	(21)
EARNINGS ATTRIBUTABLE TO FIRSTENERGY CORP.	$ 405			$ 360				$ 1,020	$ 978	$ 1,102
Share Count information:
Weighted average number of basic shares outstanding (in shares)	578,000,000			577,000,000				577,000,000	575,000,000	573,000,000
Assumed exercise of dilutive share-based awards (in shares)	1,000,000			1,000,000				1	2	1
Assumed impact of the 2029 Convertible Notes and the 2031 Convertible Notes conversion premium	1,000,000			0
Weighted average number of diluted shares outstanding (in shares)	580,000,000			578,000,000				578	577	574
EPS Attributable to FE:
Income from continuing operations, basic (in dollars per share)								$ 1.77	$ 1.7	$ 1.96
Discontinued operations, basic (in dollars per share)								0	0	(0.04)
Basic EPS (in dollars per share)	$ 0.7			$ 0.62				1.77	1.7	1.92
Income from continuing operations, diluted (in dollars per share)								1.76	1.7	1.96
Discontinued operations, diluted (in dollars per share)								0	0	(0.04)
Diluted EPS (in dollars per share)	$ 0.7			$ 0.62				$ 1.76	$ 1.7	$ 1.92